Equity-accounted Investments in Multi-family Rental Properties - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Equity Accounting Investments [Line Items]
Current assets	$ 251,422	$ 94,410
Non-current assets	8,897,195	7,080,424
Current liabilities	430,365	428,278
Non-current liabilities	5,657,183	5,003,318
Net income	$ 449,527	$ 116,413	[1]
Tricon US Multi-Family REIT LLC
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture	20.00%
Current assets	$ 12,086
Non-current assets	1,705,408
Current liabilities	29,617
Non-current liabilities	795,886
Tricon's share of net assets	178,398
Revenue	91,201
Fair value gains	341,059
Expenses	(66,868)
Net income	365,392
Tricon's share of net income	73,078
Net assets (liabilities)	$ 891,991
592 Sherbourne LP (The Selby)
Disclosure of Equity Accounting Investments [Line Items]
Ownership interest	15.00%	15.00%
Current assets	$ 3,042	$ 12,988
Non-current assets	267,635	252,065
Current liabilities	2,411	2,201
Non-current liabilities	124,916	126,008
Tricon's share of net assets	20,887	19,913
Revenue	9,585	10,763
Fair value gains	13,884	0
Expenses	(8,442)	(5,791)
Net income	15,027	4,972
Tricon's share of net income	2,255	746
Net assets (liabilities)	143,350	136,844
Multi-Family Rental Properties Under Equity Accounting
Disclosure of Equity Accounting Investments [Line Items]
Current assets	15,128	12,988
Non-current assets	1,973,043	252,065
Current liabilities	32,028	2,201
Non-current liabilities	920,802	126,008
Tricon's share of net assets	199,285	19,913
Total investment of affiliates	199,909	20,534
Revenue	100,786	10,763
Fair value gains	354,943	0
Expenses	(75,310)	(5,791)
Net income	380,419	4,972
Tricon's share of net income	75,333	746
Net assets (liabilities)	1,035,341	136,844
Cumulative fair value adjustments	$ (624)	$ (621)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.